Reporting Entity (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Consolidated Subsidiaries
(b)	Consolidated Subsidiaries as of December 31, 2020

(In millions)
Subsidiaries	Location	Percentage of ownership	Fiscal year end	Date of incorporation	Business	Capital stocks
LG Display America, Inc.	San Jose, U.S.A.	100%	December 31	September 24, 1999	Sell display products	USD	411
LG Display Germany GmbH	Eschborn, Germany	100%	December 31	November 5, 1999	Sell display products	EUR	1
LG Display Japan Co., Ltd.	Tokyo, Japan	100%	December 31	October 12, 1999	Sell display products	JPY	95
LG Display Taiwan Co., Ltd.	Taipei, Taiwan	100%	December 31	April 12, 1999	Sell display products	NTD	116
LG Display Nanjing Co., Ltd.	Nanjing, China	100%	December 31	July 15, 2002	Manufacture display products	CNY	3,020
LG Display Shanghai Co., Ltd.	Shanghai, China	100%	December 31	January 16, 2003	Sell display products	CNY	4
LG Display Guangzhou Co., Ltd.	Guangzhou, China	100%	December 31	June 30, 2006	Manufacture display products	CNY	1,655
LG Display Shenzhen Co., Ltd.	Shenzhen, China	100%	December 31	August 28, 2007	Sell display products	CNY	4
LG Display Singapore Pte. Ltd.	Singapore	100%	December 31	January 12, 2009	Sell display products	USD	1
L&T Display Technology (Fujian) Limited	Fujian, China	51%	December 31	January 5, 2010	Manufacture and sell LCD module and LCD monitor sets	CNY	116
LG Display Yantai Co., Ltd.	Yantai, China	100%	December 31	April 19, 2010	Manufacture display products	CNY	1,008
Nanumnuri Co., Ltd.	Gumi, South Korea	100%	December 31	March 21, 2012	Provide janitorial services	KRW	800
LG Display (China) Co., Ltd.	Guangzhou, China	70%	December 31	December 10, 2012	Manufacture and sell display products	CNY	8,232
Unified Innovative Technology, LLC	Wilmington, U.S.A.	100%	December 31	March 12, 2014	Manage intellectual property	USD	9
LG Display Guangzhou Trading Co., Ltd.	Guangzhou, China	100%	December 31	April 28, 2015	Sell display products	CNY	1
Global OLED Technology, LLC	Sterling, U.S.A.	100%	December 31	December 18, 2009	Manage OLED intellectual property	USD	138
LG Display Vietnam Haiphong Co., Ltd.	Haiphong Vietnam	100%	December 31	May 5, 2016	Manufacture display products	USD	600
Suzhou Lehui Display Co., Ltd.	Suzhou, China	100%	December 31	July 1, 2016	Manufacture and sell LCD module and LCD monitor sets	CNY	637
LG DISPLAY FUND I LLC(*1)	Wilmington, U.S.A.	100%	December 31	May 1, 2018	Invest in venture business and acquire technologies	USD	12
LG Display High-Tech (China) Co., Ltd.(*2)	Guangzhou, China	70%	December 31	July 11, 2018	Manufacture and sell display products	CNY	15,600

(*1)
For the year ended December 31, 2020, the Controlling Company contributed
~~W~~
7,242 million in cash for the capital increase by LG DISPLAY FUND I LLC. There was no change in the Controlling Company’s ownership percentage in LG DISPLAY FUND I LLC as a result of this additional investment.

(*2)
For the year ended December 31, 2020,
non-controlling
shareholders contributed
~~W~~
172,966 million in cash for the stocks issued by LG Display High-Tech (China) Co., Ltd. (“LGDCO”). The Group’s ownership percentage in LGDCO decreased from 75% to 70% as a result.

Summary of Information of Subsidiaries having Significant Non controlling Interests
(c)	Information of subsidiaries which have significant non-controlling interests as of and for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	31

Current assets	~~W~~	96,145	895,494
Non-current assets		1,625,717	2,363,336
Current liabilities		931,733	1,573,480
Non-current liabilities		793	634,764
Net assets		789,336	1,050,586
Book value of non-controlling interests		554,847	322,286

Revenue	~~W~~	2,573,254	—
Profit(Loss) for the year		106,269	(10,152)
Profit(Loss) attributable to non-controlling interests		31,881	(3,135)

Cash flows from operating activities	~~W~~	792,670	(263,300)
Cash flows from investing activities		(492,960)	(1,201,462)
Cash flows from financing activities		(573,701)	2,118,574
Effect of exchange rate fluctuations on cash held		4,019	(14,341)
Net increase (decrease) in cash and cash equivalents		(269,972)	639,471
Cash and cash equivalents at January 1		366,117	—
Cash and cash equivalents at December 31		96,145	639,471

Dividends distributed to non-controlling interests	~~W~~	53,107	—

(In millions of won)
	2019
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	25

Current assets	~~W~~	817,702	1,022,736
Non-current assets		1,208,840	5,584,138
Current liabilities		327,049	1,248,446
Non-current liabilities		2,084	2,940,320
Net assets		1,697,409	2,418,108
Book value of non-controlling interests		509,718	603,799

Revenue	~~W~~	1,978,487	40,766
Profit(Loss) for the year		(164,764)	12,503
Profit(Loss) attributable to non-controlling interests		(49,429)	3,126

Cash flows from operating activities	~~W~~	427,324	(453,784)
Cash flows from investing activities		380,331	(3,520,965)
Cash flows from financing activities		(518,529)	3,487,367
Effect of exchange rate fluctuations on cash held		(3,077)	19,862
Net increase (decrease) in cash and cash equivalents		286,049	(467,520)
Cash and cash equivalents at January 1		96,145	639,471
Cash and cash equivalents at December 31		382,194	171,951

Dividends distributed to non-controlling interests	~~W~~	6,541	—

(In millions of won)
	2020
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	30

Current assets	~~W~~	1,573,028	1,544,816
Non-current assets		851,262	5,466,627
Current liabilities		326,785	1,588,688
Non-current liabilities		410,677	2,757,499
Net assets		1,686,828	2,665,256
Book value of non-controlling interests		498,084	798,190

Revenue	~~W~~	1,907,421	1,249,487
Profit(Loss) for the year		(12,279)	57,000
Profit(Loss) attributable to non-controlling interests		(3,684)	17,100

Cash flows from operating activities	~~W~~	138,692	142,648
Cash flows from investing activities		(686,387)	(849,577)
Cash flows from financing activities		436,936	826,940
Effect of exchange rate fluctuations on cash held		5,367	(1,501)
Net increase (decrease) in cash and cash equivalents		(105,392)	118,510
Cash and cash equivalents at January 1		382,194	171,951
Cash and cash equivalents at December 31		276,802	290,461

Dividends distributed to non-controlling interests	~~W~~	12,086	—